Commitments and Contingencies - Additional Information - Petrobras (Detail) - FPSO Segment [Member] - Teekay Offshore [Member] - Petrobras [Member] - Subsequent Events [Member] $ in Millions	1 Months Ended
Mar. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Percentage of rate reduction claim	2.00%
Estimated claim	$ 7.5
Return of 2% of Charter Hire Charter Hire Previously Paid [Member]
Loss Contingencies [Line Items]
Estimated claim	4.4
2% Reduction of Future Charter Hire [Member]
Loss Contingencies [Line Items]
Estimated claim	$ 3.1